LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE (Tables)	9 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of changes in carrying amounts of the debt acquired through acquisition

The changes in carrying amounts of the debt acquired through acquisition for the nine months ended June 30, 2019 were as follows:

Beginning balance (September 30, 2018)	$587,700
Accretion of debt discount	28,100
Ending balance (June 30, 2019)	$615,800